Fair values of financial instruments not carried at fair value (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value and bases of valuation - assets

Financial instruments carried at fair value and bases of valuation
	2020				2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	167,980	61,511	2,499	231,990	186,653	62,639	4,979	254,271
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	19,711	14,365	11,477	45,553	18,626	15,525	9,476	43,627
Derivatives	2,602	302,454	2,670	307,726	1,728	239,131	2,136	242,995
Financial investments	303,654	94,746	3,654	402,054	261,341	93,018	3,218	357,577
Liabilities
Trading liabilities	53,290	21,814	162	75,266	66,925	16,192	53	83,170
Financial liabilities designated at fair value	1,267	150,866	5,306	157,439	9,549	149,901	5,016	164,466
Derivatives	1,788	297,025	4,188	303,001	1,331	235,864	2,302	239,497

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2020
Transfers from Level 1 to Level 2	4,514	3,891	245	—	155	7,414	—
Transfers from Level 2 to Level 1	7,764	5,517	328	1	433	—	—
At 31 Dec 2019
Transfers from Level 1 to Level 2	7,965	3,304	—	24	278	—	—
Transfers from Level 2 to Level 1	4,184	2,726	673	111	220	—	117

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	930	4	10,971	—	11,905	4	—	—	4
Asset-backed securities	1,286	523	25	—	1,834	—	—	—	—
Loans held for securitisation	—	—	—	—	—	—	—	—	—
Structured notes	—	—	—	—	—	29	5,301	—	5,330
Derivatives with monolines	—	—	—	68	68	—	—	—	—
Other derivatives	—	—	—	2,602	2,602	—	—	4,187	4,187
Other portfolios	1,438	1,972	481	—	3,891	129	5	1	135
At 31 Dec 2020	3,654	2,499	11,477	2,670	20,300	162	5,306	4,188	9,656

Private equity including strategic investments	716	4	8,831	—	9,551	4	—	—	4
Asset-backed securities	874	934	28	—	1,836	—	—	—	—
Loans held for securitisation	—	1	39	—	40	—	—	—	—
Structured notes	—	3	—	—	3	47	5,016	—	5,063
Derivatives with monolines	—	—	—	66	66	—	—	—	—
Other derivatives	—	—	—	2,070	2,070	—	—	2,302	2,302
Other portfolios	1,628	4,037	578	—	6,243	2	—	—	2
At 31 Dec 2019	3,218	4,979	9,476	2,136	19,809	53	5,016	2,302	7,371

Movement in Level 3 financial instruments
		Assets				Liabilities
		Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2020		3,218	4,979	9,476	2,136	53	5,016	2,302
Total gains/(losses) recognised in profit or loss		17	(6)	504	2,281	307	(59)	3,398
– net income/(losses) from financial instruments held for trading or managed on a fair value basis		—	(6)	—	2,281	307	—	3,398
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	504	—	—	(59)	—
– gains less losses from financial investments at fair value through other comprehensive income		17	—	—	—	—	—	—
– expected credit loss charges and other credit risk charges		—	—	—	—	—	—	—
Total gains recognised in other comprehensive income (‘OCI’)	1	394	115	286	143	17	204	169
– financial investments: fair value gains		270	—	—	—	—	—	—
– exchange differences		124	115	286	143	17	204	169
Purchases		671	687	3,701	—	66	—	—
New issuances		—	—	1	—	6	1,876	—
Sales		(674)	(1,579)	(2,042)	—	(260)	—	—
Settlements		(530)	(1,122)	(435)	(1,542)	(26)	(1,531)	(1,462)
Transfers out		(101)	(1,790)	(140)	(565)	(9)	(777)	(528)
Transfers in		659	1,215	126	217	8	577	309
At 31 Dec 2020		3,654	2,499	11,477	2,670	162	5,306	4,188
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020		—	(32)	412	707	1	(91)	(1,621)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis		—	(32)	—	707	1	—	(1,621)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	412	—	—	(91)	—
– loan impairment recoveries and other credit risk provisions		—	—	—	—	—	—	—

Movement in Level 3 financial instruments (continued)
		Assets				Liabilities
		Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2019		2,796	6,759	7,080	2,423	58	5,328	1,756
Total gains/(losses) recognised in profit or loss		6	(112)	587	278	(4)	195	930
– net income/(losses) from financial instruments held for trading or managed on a fair value basis		—	(112)	—	278	(4)	—	930
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	587	—	—	195	—
– gains less losses from financial investments at fair value through other comprehensive income		10	—	—	—	—	—	—
– expected credit loss charges and other credit risk charges		(4)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	309	76	(4)	49	1	18	52
– financial investments: fair value gains		301	—	—	—	—	—	—
– exchange differences		8	76	(4)	49	1	18	52
Purchases		693	2,206	2,506	—	8	157	—
New issuances		—	154	—	—	6	1,601	—
Sales		(56)	(895)	(276)	—	(9)	(193)	—
Settlements		(329)	(2,107)	(434)	(100)	(7)	(1,048)	(162)
Transfers out		(488)	(1,558)	(23)	(710)	(9)	(1,079)	(473)
Transfers in		287	456	40	196	9	37	199
At 31 Dec 2019		3,218	4,979	9,476	2,136	53	5,016	2,302
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2019		(4)	(22)	465	279	—	57	(407)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis		—	(22)	—	279	—	—	(407)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	465	—	—	57	—
– loan impairment recoveries and other credit risk provisions		(4)	—	—	—	—	—	—
1    Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
	2020	2019
	$m	$m
Valuation technique using observable inputs: Level 2
Assets at 31 Dec
– derivatives	4,698	2,002
– designated and otherwise mandatorily measured at fair value through profit or loss	65,253	61,964
Liabilities at 31 Dec
– designated at fair value	25,664	30,303
– derivatives	3,060	2,021

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2020
Assets
Loans and advances to banks	81,616	—	80,457	1,339	81,796
Loans and advances to customers	1,037,987	—	9,888	1,025,573	1,035,461
Reverse repurchase agreements – non-trading	230,628	—	230,330	272	230,602
Financial investments – at amortised cost	88,639	28,722	67,572	507	96,801
Liabilities
Deposits by banks	82,080	—	81,996	—	81,996
Customer accounts	1,642,780	—	1,642,988	143	1,643,131
Repurchase agreements – non-trading	111,901	3	111,898	—	111,901
Debt securities in issue	95,492	—	96,371	657	97,028
Subordinated liabilities	21,951	—	28,552	—	28,552

At 31 Dec 2019
Assets
Loans and advances to banks	69,203	—	68,508	739	69,247
Loans and advances to customers	1,036,743	—	10,365	1,027,178	1,037,543
Reverse repurchase agreements – non-trading	240,862	16	240,199	691	240,906
Financial investments – at amortised cost	85,735	26,202	62,572	287	89,061
Liabilities
Deposits by banks	59,022	—	58,951	—	58,951
Customer accounts	1,439,115	—	1,439,362	150	1,439,512
Repurchase agreements – non-trading	140,344	—	140,344	—	140,344
Debt securities in issue	104,555	—	104,936	—	104,936
Subordinated liabilities	24,600	—	28,861	385	29,246

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
	2020		2019
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings	10,443	10,702	10,218	10,504
Financial investments – at amortised cost	17,485	17,521	16,106	16,121
Liabilities at 31 Dec
Amounts owed to HSBC undertakings	330	330	464	464
Debt securities in issue	64,029	67,706	56,844	59,140
Subordinated liabilities	17,916	22,431	18,361	22,536
1    Fair values (other than Level 1 financial investments) were determined using valuation techniques with observable inputs (Level 2).

Fair values of financial instruments not carried at fair value and bases of valuation - liabilities

Financial instruments carried at fair value and bases of valuation
	2020				2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	167,980	61,511	2,499	231,990	186,653	62,639	4,979	254,271
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	19,711	14,365	11,477	45,553	18,626	15,525	9,476	43,627
Derivatives	2,602	302,454	2,670	307,726	1,728	239,131	2,136	242,995
Financial investments	303,654	94,746	3,654	402,054	261,341	93,018	3,218	357,577
Liabilities
Trading liabilities	53,290	21,814	162	75,266	66,925	16,192	53	83,170
Financial liabilities designated at fair value	1,267	150,866	5,306	157,439	9,549	149,901	5,016	164,466
Derivatives	1,788	297,025	4,188	303,001	1,331	235,864	2,302	239,497

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2020
Transfers from Level 1 to Level 2	4,514	3,891	245	—	155	7,414	—
Transfers from Level 2 to Level 1	7,764	5,517	328	1	433	—	—
At 31 Dec 2019
Transfers from Level 1 to Level 2	7,965	3,304	—	24	278	—	—
Transfers from Level 2 to Level 1	4,184	2,726	673	111	220	—	117

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	930	4	10,971	—	11,905	4	—	—	4
Asset-backed securities	1,286	523	25	—	1,834	—	—	—	—
Loans held for securitisation	—	—	—	—	—	—	—	—	—
Structured notes	—	—	—	—	—	29	5,301	—	5,330
Derivatives with monolines	—	—	—	68	68	—	—	—	—
Other derivatives	—	—	—	2,602	2,602	—	—	4,187	4,187
Other portfolios	1,438	1,972	481	—	3,891	129	5	1	135
At 31 Dec 2020	3,654	2,499	11,477	2,670	20,300	162	5,306	4,188	9,656

Private equity including strategic investments	716	4	8,831	—	9,551	4	—	—	4
Asset-backed securities	874	934	28	—	1,836	—	—	—	—
Loans held for securitisation	—	1	39	—	40	—	—	—	—
Structured notes	—	3	—	—	3	47	5,016	—	5,063
Derivatives with monolines	—	—	—	66	66	—	—	—	—
Other derivatives	—	—	—	2,070	2,070	—	—	2,302	2,302
Other portfolios	1,628	4,037	578	—	6,243	2	—	—	2
At 31 Dec 2019	3,218	4,979	9,476	2,136	19,809	53	5,016	2,302	7,371

Movement in Level 3 financial instruments
		Assets				Liabilities
		Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2020		3,218	4,979	9,476	2,136	53	5,016	2,302
Total gains/(losses) recognised in profit or loss		17	(6)	504	2,281	307	(59)	3,398
– net income/(losses) from financial instruments held for trading or managed on a fair value basis		—	(6)	—	2,281	307	—	3,398
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	504	—	—	(59)	—
– gains less losses from financial investments at fair value through other comprehensive income		17	—	—	—	—	—	—
– expected credit loss charges and other credit risk charges		—	—	—	—	—	—	—
Total gains recognised in other comprehensive income (‘OCI’)	1	394	115	286	143	17	204	169
– financial investments: fair value gains		270	—	—	—	—	—	—
– exchange differences		124	115	286	143	17	204	169
Purchases		671	687	3,701	—	66	—	—
New issuances		—	—	1	—	6	1,876	—
Sales		(674)	(1,579)	(2,042)	—	(260)	—	—
Settlements		(530)	(1,122)	(435)	(1,542)	(26)	(1,531)	(1,462)
Transfers out		(101)	(1,790)	(140)	(565)	(9)	(777)	(528)
Transfers in		659	1,215	126	217	8	577	309
At 31 Dec 2020		3,654	2,499	11,477	2,670	162	5,306	4,188
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020		—	(32)	412	707	1	(91)	(1,621)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis		—	(32)	—	707	1	—	(1,621)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	412	—	—	(91)	—
– loan impairment recoveries and other credit risk provisions		—	—	—	—	—	—	—

Movement in Level 3 financial instruments (continued)
		Assets				Liabilities
		Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2019		2,796	6,759	7,080	2,423	58	5,328	1,756
Total gains/(losses) recognised in profit or loss		6	(112)	587	278	(4)	195	930
– net income/(losses) from financial instruments held for trading or managed on a fair value basis		—	(112)	—	278	(4)	—	930
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	587	—	—	195	—
– gains less losses from financial investments at fair value through other comprehensive income		10	—	—	—	—	—	—
– expected credit loss charges and other credit risk charges		(4)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	309	76	(4)	49	1	18	52
– financial investments: fair value gains		301	—	—	—	—	—	—
– exchange differences		8	76	(4)	49	1	18	52
Purchases		693	2,206	2,506	—	8	157	—
New issuances		—	154	—	—	6	1,601	—
Sales		(56)	(895)	(276)	—	(9)	(193)	—
Settlements		(329)	(2,107)	(434)	(100)	(7)	(1,048)	(162)
Transfers out		(488)	(1,558)	(23)	(710)	(9)	(1,079)	(473)
Transfers in		287	456	40	196	9	37	199
At 31 Dec 2019		3,218	4,979	9,476	2,136	53	5,016	2,302
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2019		(4)	(22)	465	279	—	57	(407)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis		—	(22)	—	279	—	—	(407)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	465	—	—	57	—
– loan impairment recoveries and other credit risk provisions		(4)	—	—	—	—	—	—
1    Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
	2020	2019
	$m	$m
Valuation technique using observable inputs: Level 2
Assets at 31 Dec
– derivatives	4,698	2,002
– designated and otherwise mandatorily measured at fair value through profit or loss	65,253	61,964
Liabilities at 31 Dec
– designated at fair value	25,664	30,303
– derivatives	3,060	2,021

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2020
Assets
Loans and advances to banks	81,616	—	80,457	1,339	81,796
Loans and advances to customers	1,037,987	—	9,888	1,025,573	1,035,461
Reverse repurchase agreements – non-trading	230,628	—	230,330	272	230,602
Financial investments – at amortised cost	88,639	28,722	67,572	507	96,801
Liabilities
Deposits by banks	82,080	—	81,996	—	81,996
Customer accounts	1,642,780	—	1,642,988	143	1,643,131
Repurchase agreements – non-trading	111,901	3	111,898	—	111,901
Debt securities in issue	95,492	—	96,371	657	97,028
Subordinated liabilities	21,951	—	28,552	—	28,552

At 31 Dec 2019
Assets
Loans and advances to banks	69,203	—	68,508	739	69,247
Loans and advances to customers	1,036,743	—	10,365	1,027,178	1,037,543
Reverse repurchase agreements – non-trading	240,862	16	240,199	691	240,906
Financial investments – at amortised cost	85,735	26,202	62,572	287	89,061
Liabilities
Deposits by banks	59,022	—	58,951	—	58,951
Customer accounts	1,439,115	—	1,439,362	150	1,439,512
Repurchase agreements – non-trading	140,344	—	140,344	—	140,344
Debt securities in issue	104,555	—	104,936	—	104,936
Subordinated liabilities	24,600	—	28,861	385	29,246

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
	2020		2019
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings	10,443	10,702	10,218	10,504
Financial investments – at amortised cost	17,485	17,521	16,106	16,121
Liabilities at 31 Dec
Amounts owed to HSBC undertakings	330	330	464	464
Debt securities in issue	64,029	67,706	56,844	59,140
Subordinated liabilities	17,916	22,431	18,361	22,536
1    Fair values (other than Level 1 financial investments) were determined using valuation techniques with observable inputs (Level 2).